OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of operating segments

As at and for the year ended December 31, 2018
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other	Total
Revenue	$307,807	$164,045	$444,059	$—	$—	$915,911
Production costs	(102,845)	(88,844)	(75,743)	—	—	(267,432)
Royalty expense	(9,074)	(8,352)	(8,992)	—	—	(26,418)
Depletion and depreciation	(45,861)	(25,500)	(60,167)	(2,185)	(5)	(133,718)
Earnings (loss) from mine operations	150,027	41,349	299,157	(2,185)	(5)	488,343
Expenses
General and administrative	—	—	—	—	(31,565)	(31,565)
Exploration and evaluation	(4,090)	(6,232)	(26,481)	(29,811)	—	(66,614)
Care and maintenance	—	(2,832)	—	(249)	—	(3,081)
Earnings (loss) from operations	145,937	32,285	272,676	(32,245)	(31,570)	387,083
Other income						5,130
Finance items
Finance income						5,714
Finance costs						(3,617)
Earnings before taxes from continuing operations						394,310

Expenditures on:
Mining interest	$67,079	$26,001	$58,650	$23,240	$—	$174,970
Plant and equipment	59,271	16,508	46,407	5,143	—	127,329
Total capital expenditures	$126,350	$42,509	$105,057	$28,383	$—	$302,299

Total assets	$531,457	$196,176	$436,616	$309,469	$236,442	$1,710,160
Total liabilities	$204,160	$51,466	$122,324	$31,121	$37,983	$447,054

As at and for the year ended December 31, 2017
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other	Total
Revenue	$247,104	$145,892	$327,055	$27,444	$—	$747,495
Production costs	(102,743)	(77,299)	(70,906)	(37,367)	—	(288,315)
Royalty expense	(5,377)	(9,586)	(6,433)	—	—	(21,396)
Depletion and depreciation	(38,015)	(22,576)	(82,589)	(5,473)	(2)	(148,655)
Earnings (loss) from mine operations	100,969	36,431	167,127	(15,396)	(2)	289,129
Expenses
General and administrative	—	—	—	—	(25,646)	(25,646)
Transaction costs	—	—	—	—	(397)	(397)
Exploration and evaluation	(10,756)	(7,780)	(21,400)	(8,475)	—	(48,411)
Care and maintenance	—	(2,290)	—	(9,587)		(11,877)
Earnings (loss) from operations	90,213	26,361	145,727	(33,458)	(26,045)	202,798
Other income						3,376
Finance items
Finance income						2,111
Finance costs						(12,206)
Earnings before taxes from continuing operations						196,079

Expenditures on:
Mining interest	$28,079	$17,226	$34,641	$5,697	$—	$85,643
Plant and equipment	25,265	16,122	27,944	1,829	—	71,160
Total capital expenditures	$53,344	$33,348	$62,585	$7,526	$—	$156,803

Total assets	$562,752	$92,168	$433,385	$140,036	$257,459	$1,485,800
Total liabilities	$117,119	$46,348	$116,929	$34,953	$12,855	$328,204

Disclosure of sales by geographical areas
The following table shows non-current assets by geographic region:

	Non-current assets
	As at
	December 31, 2018	December 31, 2017
Geographic information
Australia	$571,569	$666,626
Canada	740,679	523,356
Total	$1,312,248	$1,189,982

Disclosure of sales to individual customers
The following table summarizes sales to individual customers exceeding 10% of annual metal sales for the following periods:

	Metal sales
	Year ended December 31, 2018	Year ended December 31, 2017
Customer
1	$442,767	$326,447
2	186,195	148,280
3	182,762	142,880
4	93,420	—
Total	$905,144	$617,607
% of total sales	99%	83%